Summary of Significant accounting policies - Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2023
Customer relationships | Minimum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	16 years
Customer relationships | Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortization period	23 years
Order backlog
Indefinite-lived Intangible Assets [Line Items]
Amortization period	3 years
Trade names & brands
Indefinite-lived Intangible Assets [Line Items]
Amortization period	3 years
Patient database
Indefinite-lived Intangible Assets [Line Items]
Amortization period	7 years
Technology assets
Indefinite-lived Intangible Assets [Line Items]
Amortization period	5 years